FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ (3,690,785)	¥ (53,202,660)	¥ 71,000,875
Embedded Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(4,520,619)	640,876	(14,068,932)
Call spread options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives		0
Capped Call Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	0	(18,226,535)	(6,170,282)
Warrant [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	0	34,937,341
Rate Cap Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(16,122,313)
Total [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ (24,333,717)	¥ (46,215,053)	¥ 48,295,200